Segments (Narrative) (Detail) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Interest, Taxes, Depreciation and Amortization included in Earnings from Equity Method Investments	$ 2.6				$ 3.1					$ 86.1	$ 7.6	$ 2.6
Concentration Risk, Percentage										10.00%
Revenues	536.0	$ 629.1	$ 630.7	$ 641.5	731.5	$ 994.9	$ 1,033.8	$ 923.9	$ 964.9	$ 2,632.8	3,917.5	1,412.6
Tesoro
Segment Reporting Information [Line Items]
Revenues										465.2
Crestwood Equity Partners LP
Segment Reporting Information [Line Items]
Interest, Taxes, Depreciation and Amortization included in Earnings from Equity Method Investments	2.6				3.1					86.1	7.6	2.6
Revenues	$ 536.0	$ 629.1	$ 630.7	$ 641.5	$ 731.5	$ 997.2	$ 1,036.2	$ 926.3	$ 971.6	$ 2,632.8	$ 3,931.3	$ 1,426.7